Stock-based compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended
	Jun. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Jun. 30, 2012 Stock options Employees	Jun. 30, 2012 Stock options Employees	Jun. 30, 2012 Stock options Non-employees	Jun. 30, 2012 Stock options Non-employees	Jun. 30, 2012 Restricted stock	Dec. 31, 2011 Restricted stock
Shares
Outstanding at the beginning of the period (in shares)	617,633	0
Granted (in shares)	167,275	617,633	73,041	133,840	21,079	33,435
Outstanding at the end of the period (in shares)	686,542	617,633
Exercisable at the end of the period (in shares)	22,057	0
Vested and expected to vest at the end of the period (in shares)	686,542	617,633
Weighted average price per share
Outstanding at the beginning of the period (in dollars per share)	$ 0.04	$ 0.00
Granted (in dollars per share)	$ 4.30	$ 0.04	$ 4.57	$ 4.31	$ 4.39	$ 4.25
Outstanding at the end of period (in dollars per share)	$ 1.04	$ 0.04
Exercisable at the end of the period (in dollars per share)	$ 0.84	$ 0.00
Vested and expected to vest at the end of the period (in dollars per share)	$ 1.04	$ 0.04
Weighted average remaining contractual term
Outstanding at the end of the period	9 years 4 months 28 days	9 years 9 months 18 days
Exercisable at the end of the period	9 years 4 months 10 days	0 years
Vested and expected to vest at the end of the period	9 years 4 months 28 days	9 years 9 months 18 days
Aggregate intrinsic value
Outstanding at the end of period	$ 2,991	$ 2,162
Exercisable at the end of period	101	0
Vested and expected to vest at the end of the period	$ 2,991	$ 2,162
Shares
Outstanding at the beginning of the period (in shares)							2,319,646	0
Granted (in shares)								3,529,406
Vested (in shares)							345,480	1,209,760
Outstanding at the end of the period (in shares)							1,974,166	2,319,646
Weighted-average purchase price per share
Outstanding at the beginning of the period (in dollars per share)							$ 0.002	$ 0.000
Granted (in dollars per share)								$ 0.002
Vested (in dollars per share)							$ 0.002	$ 0.002
Outstanding at the end of the period (in dollars per share)							$ 0.002	$ 0.002